UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

High Yield Municipal Bond Fund

Quarterly portfolio holdings 8/31/15

Fund's investments	High Yield Municipal Bond Fund

As of 8-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value	Value
Municipal bonds 94.9%					$183,460,325
(Cost $166,983,633)
Alabama 2.4%					4,575,860
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,282,540
Selma Industrial Development Board Gulf Opportunity Zone, Series A	6.250		11-01-33	2,000,000	2,293,320
Arizona 4.8%					9,297,610
Industrial Development Authority of the City of Phoenix	5.375		02-01-41	2,500,000	2,479,350
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000		07-01-39	3,000,000	3,391,980
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	2,000,000	2,313,600
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250		01-01-38	1,000,000	1,112,680
California 6.2%					12,025,145
California Statewide Communities Development Authority	5.000		03-01-35	1,250,000	1,392,625
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	0.828 (Z	)	01-01-18	2,950,000	2,892,859
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	2.588 (Z	)	01-01-26	1,100,000	841,434
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	1,000,000	1,149,500
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A (0.000% steps up to 5.900% on 1-15-24) (D)	2.125 (Z	)	01-15-27	1,000,000	784,490
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	3,405,000	3,235,397
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	1,500,000	1,728,840
Colorado 2.8%					5,378,855
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	2,500,000	3,125,275
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,253,580
Connecticut 1.3%					2,512,394
Hamden Facility Revenue Whitney Center Project, Series A	7.625		01-01-30	1,000,000	1,053,300
Hamden Facility Revenue Whitney Center Project, Series A	7.750		01-01-43	1,400,000	1,459,094
District of Columbia 1.8%					3,531,270
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.824 (Z	)	10-01-41	3,000,000	3,531,270
Florida 6.6%					12,807,291
Bonnet Creek Resort Community Development District	7.250		05-01-18	555,000	555,261
Bonnet Creek Resort Community Development District	7.375		05-01-34	860,000	860,301
Florida Development Finance Corp. Tuscan Isle Obligated Group-Series A (S)	7.000		06-01-45	2,000,000	2,033,580
Heritage Harbor North Community Development District	6.375		05-01-38	1,190,000	1,244,907
Lee County Industrial Development Authority Cypress Cove Healthpark FL, Inc.	5.500		10-01-47	1,000,000	1,051,000

2SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Florida (continued)
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	6.000		06-01-21	1,750,000	$1,903,528
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500		06-01-49	1,000,000	1,155,330
Pensacola Airport Revenue AMT	6.000		10-01-28	2,000,000	2,239,080
Village Community Development District No. 8	6.375		05-01-38	740,000	816,523
Village Community Development District No. 8 Phase II	6.125		05-01-39	820,000	947,781
Georgia 1.7%					3,262,695
Marietta Development Authority Life University, Inc. Project	7.000		06-15-30	1,500,000	1,579,035
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series D	5.500		01-01-26	1,500,000	1,683,660
Guam 1.3%					2,446,640
Guam Government Series A, GO	7.000		11-15-39	2,000,000	2,446,640
Hawaii 0.6%					1,252,790
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000		11-15-44	1,000,000	1,252,790
Illinois 4.8%					9,308,526
Chicago Midway International Airport Series A AMT	5.000		01-01-41	1,500,000	1,573,875
City of Chicago (Illinois)	5.500		01-01-33	1,000,000	936,260
City of Chicago, IL O'Hare International Airport Revenue	5.750		01-01-43	2,000,000	2,232,540
Illinois Sports Facilities Authority Series 2005D-REMK (D)	5.250		06-15-32	750,000	817,688
Illinois Sports Facilities Authority Series 2005D-REMK, GO	5.500		01-01-40	1,250,000	1,139,238
State of Illinois	5.000		04-01-27	2,500,000	2,608,925
Indiana 1.1%					2,116,314
Crown Point Economic Development Revenue Wittenberg Village Project, Series A	8.000		11-15-39	1,250,000	1,404,613
St. Joseph County Holy Cross Village at Notre Dame Project, Series A	6.000		05-15-26	230,000	232,735
St. Joseph County Holy Cross Village at Notre Dame Project, Series A	6.000		05-15-38	475,000	478,966
Iowa 0.6%					1,081,600
Altoona Urban Renewal Tax Increment Revenue Annual Appropriation	6.000		06-01-34	1,000,000	1,081,600
Kansas 0.6%					1,147,764
Wyandotte County-Kansas City Unified Government Sales Tax Revenue, Series B	5.514 (Z	)	06-01-21	1,570,000	1,147,764
Kentucky 1.8%					3,415,050
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500		03-01-45	2,000,000	2,284,780
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250		06-01-39	1,000,000	1,130,270
Louisiana 2.9%					5,513,310
Louisiana Local Government Environmental Facilities Westlake Chemical Corp., Series A-2	6.500		11-01-35	2,000,000	2,376,340

SEE NOTES TO FUND'S INVESTMENTS3

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Louisiana (continued)
New Orleans Aviation Board Series B, AMT	5.000		01-01-45	1,000,000	$1,072,370
St. John Baptist Parish Revenue Marathon Oil Corp., Series A	5.125		06-01-37	2,000,000	2,064,600
Maryland 1.6%					3,151,010
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250		07-01-44	1,000,000	1,010,490
Baltimore County East Baltimore Research Park, Series A	7.000		09-01-38	1,000,000	1,070,850
Maryland Health & Higher Educational Facilities Authority	5.000		07-01-40	1,000,000	1,069,670
Massachusetts 1.1%					2,140,270
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	1,000,000	1,061,360
Massachusetts Development Finance Agency North Hill Communities, Inc., Series A (S)	6.500		11-15-43	1,000,000	1,078,910
Michigan 0.5%					1,019,520
Michigan Finance Authority Detroit Water & Sewer, Series C-2 AMT	5.000		07-01-44	500,000	512,760
Michigan Finance Authority Local Government Loan Program, Series F1	4.500		10-01-29	500,000	506,760
Minnesota 1.6%					3,103,980
North Oak Senior Housing Revenue Presbyterian Homes North Oaks	6.000		10-01-27	1,000,000	1,046,900
St. Paul Housing & Redevelopment Authority Carondelet Village Project, Series A	6.000		08-01-42	1,000,000	1,042,140
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250		12-01-49	1,000,000	1,014,940
Mississippi 0.4%					844,200
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875		04-01-22	840,000	844,200
Missouri 0.5%					924,960
St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625		07-01-34	800,000	924,960
Nebraska 2.5%					4,898,385
Central Plains Energy Project	5.000		09-01-32	4,500,000	4,898,385
Nevada 0.6%					1,072,820
Sparks Tourism Improvement District No: 1 Sales Tax Revenue, Series A (S)	6.750		06-15-28	1,000,000	1,072,820
New Hampshire 0.3%					563,225
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875		07-01-41	500,000	563,225
New Jersey 2.2%					4,323,320
Casino Reinvestment Development Authority	5.250		11-01-44	1,000,000	988,150
New Jersey Economic Development Authority Continental Airlines, Inc. Project AMT	5.250		09-15-29	1,000,000	1,085,940
New Jersey Economic Development Authority Series WW	5.250		06-15-40	1,000,000	1,017,540
New Jersey State Educational Facilities Authority University of Medical and Dentistry, Series B	7.500		12-01-32	1,000,000	1,231,690

4SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value	Value
New York 10.3%					$19,823,241
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	2,500,000	2,893,725
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875		04-01-42	2,350,000	2,490,953
New York City Industrial Development Agency American Airlines-JFK Airport AMT	7.500		08-01-16	385,000	398,437
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,120,710
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	6,350,000	6,358,827
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-45	1,000,000	1,031,870
Port Authority of New York & New Jersey 5th Installment Special Project AMT	6.750		10-01-19	345,000	344,683
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	4,460,000	5,184,036
North Carolina 0.6%					1,185,850
North Carolina Eastern Municipal Power Agency Electric, Power & Light Revenues, Series C	6.750		01-01-24	1,000,000	1,185,850
Ohio 5.2%					10,097,178
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125		06-01-24	3,365,000	2,806,074
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.875		06-01-30	4,500,000	3,760,155
Cleveland Ohio Airport Revenue Continental Airlines, Inc. Project AMT	5.375		09-15-27	2,510,000	2,518,459
Southeastern Ohio Port Authority Hospital Facilities Revenue	5.000		12-01-35	1,000,000	1,012,490
Pennsylvania 3.1%					5,970,764
Allegheny County Industrial Development Authority Environmental Improvements	6.875		05-01-30	1,215,000	1,346,524
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,500,000	1,461,450
Pennsylvania Economic Development Financing Authority PA Bridges Finco LP AMT	5.000		06-30-42	1,000,000	1,045,930
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250		01-01-32	1,000,000	1,106,870
Pennsylvania Economic Development Financing Authority PPL Energy Supply, Series A-REMK	6.400		12-01-38	1,000,000	1,009,990
Puerto Rico 0.8%					1,606,005
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A	11.119 (Z	)	08-01-33	5,000,000	735,350
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A (0.000% steps up to 6.750% on 8-1-16)	5.662 (Z	)	08-01-32	1,250,000	485,625
Puerto Rico Sales Tax Financing Corp. Series A	5.500		08-01-37	1,000,000	385,030
Rhode Island 0.5%					985,410
Tobacco Settlement Financing Corp. Series B	4.500		06-01-45	1,000,000	985,410
Tennessee 2.2%					4,212,119
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000		02-01-25	3,720,000	4,212,119

SEE NOTES TO FUND'S INVESTMENTS5

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Texas 13.4%					$25,938,336
Central Texas Regional Mobility Authority SR Lien	6.250		01-01-46	1,000,000	1,149,990
City of Houston TX Airport System Revenue Continental Airlines, Inc. Terminal Projects AMT	6.625		07-15-38	1,000,000	1,153,630
City of Houston TX Airport System Revenue United Airlines, Inc. Terminal E Project AMT	5.000		07-01-29	3,000,000	3,163,410
Dallas/Fort Worth International Airport Series A AMT	5.000		11-01-38	1,000,000	1,062,030
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500		04-01-53	1,000,000	1,099,870
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. AMT	8.000		04-01-28	2,100,000	2,103,696
Harris County Health Facilities Development Corp. Memorial Hermann Healthcare., Series B	7.250		12-01-35	1,000,000	1,199,630
Love Field Airport Modernization Corp. Southwest Airlines Co. Project	5.250		11-01-40	1,575,000	1,714,183
North Texas Tollway Authority Highway Revenue Tolls, Series B	5.000		01-01-30	110,000	121,832
North Texas Tollway Authority Highway Revenue Tolls, Series A	5.000		01-01-32	500,000	554,215
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250		01-01-39	3,000,000	3,411,150
North Texas Tollway Authority Highway Revenue Tolls, Series F	5.750		01-01-38	1,000,000	1,113,700
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000		01-01-38	1,000,000	1,129,020
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375		11-15-44	2,000,000	2,173,180
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250		12-15-26	2,000,000	2,391,340
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000		12-31-38	1,000,000	1,240,570
Travis County Health Facilities Development Corp. Westminster Manor	7.000		11-01-30	1,000,000	1,156,890
Virgin Islands 0.6%					1,126,560
Virgin Islands Public Finance Authority, Series A	6.750		10-01-37	1,000,000	1,126,560
Virginia 2.1%					4,116,731
Alexandria Industrial Development Authority Goodwin House	5.000		10-01-45	1,700,000	1,823,811
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750		07-01-38	2,000,000	2,292,920
Washington 0.8%					1,529,475
Washington State Housing Finance Commission	4.375		01-01-21	1,000,000	1,016,330
Washington State Housing Finance Commission	7.000		07-01-45	500,000	513,145
Wisconsin 1.6%					3,015,642
Public Finance Authority Rose Villa Project, Series A	5.750		11-15-44	1,000,000	1,055,090
Public Finance Authority Rose Villa Project, Series A	6.000		11-15-49	1,000,000	1,073,000
Wisconsin Health & Educational Facilities Authority St. John's Community, Inc., Series A	7.625		09-15-39	750,000	887,552

6SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Wyoming 0.5%					$1,010,060
Sweetwater County FMC Corp. Project AMT	5.600		12-01-35	1,000,000	1,010,060
Other 0.6%					1,128,150
Centerline Equity Issuer Trust (S)	6.000		05-15-19	1,000,000	1,128,150
				Shares	Value
Escrow certificates 0.0%					$15,198
(Cost $0)
Ohio 0.0%					15,198
Hickory Chase Community Authority (I)				155,399	15,198
				Par value	Value
Short-term investments 4.2%					$8,111,000
(Cost $8,111,000)
Repurchase Agreement 4.2%					8,111,000
Barclays Tri-Party Repurchase Agreement dated 8-31-15 at 0.110% to be repurchased at $8,111,025 on 9-1-15, collateralized by $8,250,900 U.S. Treasury Notes, 0.500% due 9-30-16 (valued at $8,273,303, including interest)				8,111,000	8,111,000
Total investments (Cost $175,094,633)† 99.1%					$191,586,523
Other assets and liabilities, net 0.9%					$1,803,524
Total net assets 100.0%					$193,390,047

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $173,266,888. Net unrealized appreciation aggregated $18,319,635, of which $20,119,144 related to appreciated investment securities and $1,799,509 to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS7

High Yield Municipal Bond Fund

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	1.8
Assured Guaranty Municipal Corp.	0.8
Total	2.6

The fund had the following sector composition as a percentage of net assets on 8-31-15:

General obligation bonds	2.4%
Revenue bonds
Development	20.4%
Health care	18.9%
Other revenue	15.0%
Transportation	10.4%
Airport	9.0%
Tobacco	5.6%
Pollution	5.1%
Education	2.6%
Facilities	2.6%
Utilities	1.5%
Water and sewer	1.4%
Short-term investments and other	5.1%
Total	100.0%

8SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for escrow certificates valued at $15,198, which are categorized as Level 3.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	59Q1	08/15
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.		10/15

John Hancock

Tax-Free Bond Fund

Quarterly portfolio holdings 8/31/15

Fund's investments	Tax-Free Bond Fund

As of 8-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value	Value
Municipal bonds 96.4%					$556,235,123
(Cost $503,293,695)
Alabama 0.4%					2,282,540
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,282,540
Arizona 1.0%					5,565,040
Arizona Health Facilities Authority Banner Health, Series A	5.000		01-01-44	2,000,000	2,198,440
Industrial Development Authority of the City of Phoenix	5.375		02-01-41	1,000,000	991,740
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,156,800
Phoenix Civic Improvement Corp. Civic Plaza, Series B (D) (P)	5.500		07-01-28	1,000,000	1,218,060
California 13.6%					78,381,477
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000		08-01-43	2,000,000	2,214,560
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000		06-01-40	1,000,000	1,059,510
California State Public Works Board Series B	5.000		10-01-39	1,000,000	1,123,280
City of Los Angeles Department of Airports Series C	5.000		05-15-38	1,000,000	1,135,700
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	1.155 (Z	)	01-01-19	30,000,000	28,855,800
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750		01-15-46	3,000,000	3,448,500
Golden State Tobacco Securitization Corp., Series A-1	4.500		06-01-27	2,035,000	1,933,637
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000		11-01-34	2,500,000	3,411,050
Port of Los Angeles Series A, AMT	5.000		08-01-44	1,500,000	1,649,310
San Bernardino County Medical Center Financing Project	5.500		08-01-22	2,500,000	2,829,600
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	2,670,000	2,811,430
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,402,420
San Diego Redevelopment Agency City Heights, Series A	5.750		09-01-23	25,000	25,043
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	0.443 (Z	)	01-01-17	4,900,000	4,870,698
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.294 (Z	)	01-01-20	2,000,000	1,889,980
San Joaquin Hills Transportation Corridor Agency Series A	5.000		01-15-44	4,500,000	4,754,880
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (D)	6.250		07-01-19	995,000	1,180,627
Santa Ana Financing Authority Unrefunded, Police Administration & Holding Facility (D)	6.250		07-01-19	1,005,000	1,171,941
State of California, GO	5.000		02-01-38	5,375,000	5,994,791
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,000,000	1,192,900
University of California Series I	5.000		05-15-40	3,000,000	3,425,820

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Colorado 2.7%					$15,633,229
Colorado Springs Utilities Revenue Series C	5.250		11-15-42	2,825,000	3,118,489
Denver, Colorado City & County Airport Revenue Series A	5.250		11-15-36	5,250,000	5,885,775
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	3,500,000	4,375,385
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,253,580
Connecticut 0.5%					3,199,440
Connecticut State Health & Educational Facility Authority Yale University, Series Z3	5.050		07-01-42	3,000,000	3,199,440
District of Columbia 3.0%					17,597,436
District of Columbia Tobacco Settlement Financing Corp.	6.500		05-15-33	5,000,000	6,052,200
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.473 (Z	)	10-01-33	6,565,000	2,941,120
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.493 (Z	)	10-01-35	6,470,000	2,642,348
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.522 (Z	)	10-01-36	7,250,000	2,814,450
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.830 (Z	)	10-01-41	1,750,000	2,059,908
Metropolitan Washington DC Airports Authority Series A, AMT	5.000		10-01-44	1,000,000	1,087,410
Florida 2.6%					15,114,653
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000		12-01-44	2,000,000	2,129,360
Bonnet Creek Resort Community Development District	7.250		05-01-18	385,000	385,181
Bonnet Creek Resort Community Development District	7.375		05-01-34	1,225,000	1,225,429
Hernando County, Criminal Justice Criminal Justice Complex Financing Program (D) (P)	7.650		07-01-16	500,000	528,795
Hillsborough County Aviation Authority Tampa International Airport Series A	5.000		10-01-44	1,250,000	1,365,275
JEA Electric System Revenue Series Three - D-2	5.000		10-01-38	7,000,000	7,811,930
Miami Beach Health Facilities Authority Mt Sinai Medical Center	5.000		11-15-44	500,000	534,980
Orlando Utilities Commission Electric, Power & Light Revenues, Escrowed to Maturity, Series D	6.750		10-01-17	1,065,000	1,133,703
Georgia 1.6%					9,025,106
Atlanta Tax Allocation Eastside Project, Series B	5.600		01-01-30	1,000,000	1,003,580
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Escrowed to Maturity, Series Y (D)	6.500		01-01-17	40,000	40,845
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Escrowed to Maturity, Series Z (D)	5.500		01-01-20	25,000	25,967
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series BB	5.700		01-01-19	680,000	729,116
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series C (D)	5.700		01-01-19	4,085,000	4,522,218
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (D)	7.250		01-01-24	2,000,000	2,703,380

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Guam 0.4%					$2,267,290
Guam Government, Series A	5.750		12-01-34	1,000,000	1,106,810
Guam International Airport Authority Series C AMT (D)	6.125		10-01-43	1,000,000	1,160,480
Illinois 2.4%					13,621,755
City of Chicago (Illinois),GO	5.500		01-01-33	1,000,000	936,260
City of Chicago, O'Hare International Airport Revenue (D)	5.500		01-01-43	2,000,000	2,227,900
City of Chicago, Series 2007E, GO	5.500		01-01-42	1,000,000	907,220
City of Chicago, Series A	5.750		01-01-39	3,200,000	3,678,208
Illinois Finance Authority Rush University Medical Center, Series A	7.250		11-01-38	1,500,000	1,787,115
Lake County Community Consolidated School District No: 24, GO (D)	3.366 (Z	)	01-01-22	2,440,000	1,972,106
State of Illinois, GO (D)	5.500		07-01-38	1,000,000	1,107,760
Will County Community Unit School District No: 365, GO (D)	1.887 (Z	)	11-01-21	1,130,000	1,005,186
Indiana 0.6%					3,456,180
Indiana Finance Authority Duke Energy, Series B	6.000		08-01-39	3,000,000	3,456,180
Kentucky 0.2%					1,064,940
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (D)	6.000		12-01-33	1,000,000	1,064,940
Louisiana 1.1%					6,671,045
Louisiana Local Government Environmental Facilities Westlake Chemical Corp. Projects	6.750		11-01-32	2,500,000	2,744,050
Louisiana Local Government Environmental Facilities Westlake Chemical Corp. Projects., Series A-1	6.500		11-01-35	1,500,000	1,782,255
New Orleans Aviation Board Series B, AMT	5.000		01-01-45	2,000,000	2,144,740
Massachusetts 17.9%					103,265,418
Boston Housing Authority Capital Program Revenue (D)	5.000		04-01-28	2,000,000	2,183,960
Commonwealth of Massachusetts Public Improvements, GO (D)	5.500		11-01-17	1,000,000	1,103,780
Commonwealth of Massachusetts Series C, GO (D)	5.500		12-01-24	8,000,000	10,195,120
Commonwealth of Massachusetts Series E, GO (D)	5.000		11-01-25	1,000,000	1,234,460
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250		07-01-35	1,310,000	1,699,777
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-2	4.203 (Z	)	07-01-26	11,095,000	7,056,309
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250		07-01-33	2,500,000	3,216,000
Massachusetts Development Finance Agency Brandeis University, Series 0-1	5.000		10-01-40	1,000,000	1,121,020
Massachusetts Development Finance Agency Carleton Willard Village	5.625		12-01-30	850,000	952,791
Massachusetts Development Finance Agency Covanta Energy Project, Series C AMT (S)	5.250		11-01-42	1,000,000	1,009,520
Massachusetts Development Finance Agency Dominion Energy Brayton Point AMT (P)	5.000		02-01-36	2,000,000	2,085,220
Massachusetts Development Finance Agency Draper Laboratory	5.875		09-01-30	2,000,000	2,292,100
Massachusetts Development Finance Agency Emerson College, Series A	5.000		01-01-40	2,000,000	2,093,320

4SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Massachusetts (continued)
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000		07-01-44	2,500,000	$2,653,400
Massachusetts Development Finance Agency Harvard University, Series B	5.000		10-15-40	3,690,000	4,220,548
Massachusetts Development Finance Agency Massachusetts College of Pharmacy, Series E (D)	5.000		07-01-37	1,000,000	1,080,290
Massachusetts Development Finance Agency New England Conservatory of Music	5.250		07-01-38	2,000,000	2,238,640
Massachusetts Development Finance Agency North Hill Communities, Inc., Series A (S)	6.500		11-15-43	1,000,000	1,078,910
Massachusetts Development Finance Agency Northeastern University, Series A	5.000		03-01-39	1,000,000	1,111,790
Massachusetts Development Finance Agency Olin College, Series E	5.000		11-01-38	1,000,000	1,114,720
Massachusetts Development Finance Agency Orchard Cove	5.250		10-01-26	1,000,000	1,010,640
Massachusetts Health & Educational Facilities Authority Harvard Pilgrim Health Care, Series A (D)	5.000		07-01-18	765,000	768,129
Massachusetts Health & Educational Facilities Authority Lahey Clinic Medical Center, Series C (D)	5.000		08-15-23	1,000,000	1,003,680
Massachusetts Health & Educational Facilities Authority Partners HealthCare System	5.000		07-01-22	1,000,000	1,115,970
Massachusetts Health & Educational Facilities Authority Partners HealthCare, Series J1	5.000		07-01-34	1,000,000	1,119,190
Massachusetts Health & Educational Facilities Authority Springfield College	5.625		10-15-40	2,000,000	2,134,820
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	5.750		07-01-39	1,000,000	1,118,460
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	6.250		07-01-30	1,000,000	1,152,860
Massachusetts Health & Educational Facilities Authority Tufts University	5.375		08-15-38	350,000	395,392
Massachusetts Health & Educational Facilities Authority Woods Hole Oceanographic, Series B	5.375		06-01-30	1,000,000	1,095,920
Massachusetts Port Authority Boston Fuel Project AMT (D)	5.000		07-01-32	1,770,000	1,858,040
Massachusetts Port Authority Conrac Project, Series A	5.125		07-01-41	1,500,000	1,632,480
Massachusetts Port Authority Series B	5.000		07-01-32	2,000,000	2,282,540
Massachusetts State College Building Authority College & University Revenue, Series A (D)	5.500		05-01-49	1,000,000	1,120,370
Massachusetts State College Building Authority College & University Revenue, Series B	1.669 (Z	)	05-01-19	1,000,000	940,280
Massachusetts State Department of Transportation Highway Revenue Tolls, Series B	5.000		01-01-37	8,000,000	8,910,240
Massachusetts State Department of Transportation Highway Revenue Tolls, Series C (D)	1.711 (Z	)	01-01-20	1,000,000	928,070
Massachusetts Water Pollution Abatement Trust Series 9	5.250		08-01-18	60,000	60,259
Massachusetts Water Pollution Abatement Trust Unrefunded 2012 Pooled Loan Program, Series 7	5.125		02-01-31	105,000	105,396
Massachusetts Water Pollution Abatement Trust Water Revenue, Series 14	5.000		08-01-32	1,000,000	1,129,050
Massachusetts Water Resources Authority Water Revenue, Series A	5.000		08-01-40	11,575,000	13,140,403

SEE NOTES TO FUND'S INVESTMENTS5

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Massachusetts (continued)
Massachusetts Water Resources Authority Water Revenue, Series B	5.000		08-01-39	1,000,000	$1,119,740
Massachusetts Water Resources Authority Water Revenue, Series B (D)	5.250		08-01-29	2,500,000	3,155,625
Metropolitan Boston Transit Parking Corp.	5.000		07-01-41	2,000,000	2,227,020
Metropolitan Boston Transit Parking Corp.	5.250		07-01-36	3,475,000	3,999,169
Michigan 0.8%					4,554,552
Detroit Water Supply System Water Revenue, Series B (D)	7.000		07-01-36	1,000,000	1,153,970
Michigan Finance Authority Local Government Loan Program (D)	5.000		07-01-36	250,000	268,053
Michigan Finance Authority Local Government Loan Program Series F1	4.500		10-01-29	1,500,000	1,520,280
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000		05-15-38	1,460,000	1,612,249
Nebraska 1.8%					10,569,907
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250		12-01-20	4,970,000	5,651,437
Omaha Public Power District Electric, Power & Light Revenues, Escrowed to Maturity, Series B	6.200		02-01-17	495,000	519,270
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000		02-01-36	4,000,000	4,399,200
New Jersey 2.3%					13,045,718
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250		11-01-39	4,520,000	4,513,536
New Jersey Economic Development Authority Series WW	5.250		06-15-40	1,500,000	1,526,310
New Jersey State Turnpike Authority Highway Revenue Tolls, Series I	5.000		01-01-35	4,250,000	4,690,895
Tobacco Settlement Financing Corp., Series 1A	4.500		06-01-23	2,315,000	2,314,977
New York 22.4%					129,557,111
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250		07-15-40	1,000,000	1,146,110
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	1,000,000	1,157,490
City of New York Refunded, Series E-1, GO	6.250		10-15-28	480,000	559,723
City of New York Unrefunded, Series E-1, GO	6.250		10-15-28	20,000	23,198
City of New York, Series D-1, GO	5.000		10-01-36	1,000,000	1,139,950
Hudson Yards Infrastructure Corp. Series A	5.750		02-15-47	4,500,000	5,127,525
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750		04-01-39	1,500,000	1,682,775
Long Island Power Authority Electric, Power & Light Revenues, Series A	6.000		05-01-33	1,000,000	1,152,470
Long Island Power Authority Electric, Power & Light Revenues, Series C (D)	5.250		09-01-29	2,000,000	2,394,600
Metropolitan Transportation Authority Transit Revenue, Series A	5.250		11-15-28	1,000,000	1,114,240
Metropolitan Transportation Authority Transit Revenue, Series B	5.000		11-15-34	1,000,000	1,130,010
Monroe County Industrial Development Corp., Series A	5.000		07-01-41	1,000,000	1,088,940
Monroe Newpower Corp. Electric, Power & Light Revenues	5.100		01-01-16	180,000	180,934

6SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
New York (continued)
New York City Industrial Development Agency Polytechnic University Project (D)	5.250		11-01-27	1,000,000	$1,088,470
New York City Industrial Development Agency Terminal One Group Association Project AMT (P)	5.500		01-01-21	1,000,000	1,016,730
New York City Industrial Development Agency Terminal One Group Association Project AMT (P)	5.500		01-01-24	1,500,000	1,524,015
New York City Municipal Water Finance Authority Water Revenue, Series 2009-EE	5.250		06-15-40	3,000,000	3,383,790
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	1,000,000	1,120,630
New York City Municipal Water Finance Authority Water Revenue, Series D	1.581 (Z	)	06-15-20	2,000,000	1,853,120
New York City Municipal Water Finance Authority Water Revenue, Series FF-2	5.000		06-15-40	1,000,000	1,118,020
New York City Municipal Water Finance Authority Water Revenue, Series GG-1	5.000		06-15-39	9,000,000	10,069,200
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500		01-15-39	4,725,000	5,360,182
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250		01-15-39	3,000,000	3,330,450
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375		01-15-34	3,000,000	3,360,420
New York Liberty Development Corp. 1 World Trade Center Project	5.000		12-15-41	8,500,000	9,498,325
New York Liberty Development Corp. 4 World Trade Center Project	5.000		11-15-31	5,000,000	5,665,050
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000		09-15-43	1,000,000	1,094,930
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,120,710
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	3,000,000	3,509,640
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	2,500,000	2,503,475
New York Local Government Assistance Corp. Sales Tax Revenue, Series C	5.500		04-01-17	1,005,000	1,059,079
New York State Dormitory Authority Fordham University	5.000		07-01-44	1,350,000	1,499,418
New York State Dormitory Authority Mount Sinai School of Medicine	5.125		07-01-39	1,000,000	1,148,230
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000		05-01-41	1,000,000	1,086,090
New York State Dormitory Authority Orange Regional Medical Center (S)	5.000		12-01-40	1,000,000	1,039,040
New York State Dormitory Authority Rockefeller University, Series A	5.000		07-01-41	1,000,000	1,133,350
New York State Dormitory Authority Series A	5.000		02-15-39	2,500,000	2,771,050
New York State Dormitory Authority Series A	5.000		03-15-43	1,000,000	1,119,710
New York State Dormitory Authority State University Dormitory, Series A	5.000		07-01-35	7,250,000	8,235,783
New York State Dormitory Authority State University Educational Facilities, Series A	5.500		05-15-19	3,000,000	3,361,440
New York State Dormitory Authority Unrefunded General Purpose, Series E	5.000		02-15-35	1,000,000	1,125,750

SEE NOTES TO FUND'S INVESTMENTS7

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
New York (continued)
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000		06-15-34	1,000,000	$1,126,640
Niagara Area Development Corp. Covanta Energy Project, Series A AMT (S)	5.250		11-01-42	500,000	503,520
Oneida County Industrial Development Agency Hamilton College Project, Series A (D)	4.343 (Z	)	07-01-29	5,330,000	2,934,965
Onondaga Civic Development Corp. St. Joseph's Hospital Health Center Project, Series A	5.125		07-01-31	1,000,000	1,047,350
Port Authority of New York & New Jersey 144th Project	5.000		10-01-29	2,500,000	2,617,400
Port Authority of New York & New Jersey 5th Installment Special Project AMT	6.750		10-01-19	6,870,000	6,863,680
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Four	5.000		09-01-36	1,000,000	1,149,070
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Four	5.000		09-01-39	1,000,000	1,137,280
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-36	1,000,000	1,162,340
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	2,265,000	2,632,700
Triborough Bridge & Tunnel Authority Highway Revenue Tolls	5.000		11-15-33	4,025,000	4,378,274
Triborough Bridge & Tunnel Authority Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125		01-01-21	1,500,000	1,764,885
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (D)	2.456 (Z	)	04-01-22	2,230,000	1,896,325
Westchester Tobacco Asset Securitization Corp. Public Improvements, Prerefunded to 7-15-17	6.950		07-15-39	2,000,000	2,248,620
Ohio 1.0%					5,579,450
Northeast Ohio Regional Sewer District	5.000		11-15-49	5,000,000	5,579,450
Oklahoma 0.8%					4,545,480
Grand River Dam Authority, Series A	5.250		06-01-40	4,000,000	4,545,480
Oregon 0.7%					3,913,902
Clackamas County School District No. 12, Series B, GO (D)	5.000		06-15-28	3,630,000	3,913,902
Pennsylvania 2.1%					12,152,002
Allegheny County Redevelopment Authority Pittsburgh Mills Project	5.600		07-01-23	920,000	930,332
City of Philadelphia, Series A, GO	5.000		07-15-38	2,000,000	2,199,240
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000		01-01-33	1,500,000	1,461,450
Pennsylvania Economic Development Financing Authority PA Bridges Finco LP AMT	5.000		06-30-42	1,250,000	1,307,413
Pennsylvania Turnpike Commission Series C	5.000		12-01-44	1,630,000	1,791,941
The School District of Philadelphia Prerefunded 2014, Series E, GO	6.000		09-01-38	65,000	74,671
The School District of Philadelphia Prerefunded 2015, Series E, GO	6.000		09-01-38	5,000	5,744
The School District of Philadelphia Unrefunded 2015, Series E, GO	6.000		09-01-38	3,930,000	4,381,211
Puerto Rico 1.5%					8,540,454
Puerto Rico Highway & Transportation Authority Prerefunded, Series AA (D)	5.500		07-01-19	1,640,000	1,906,746

8SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Puerto Rico (continued)
Puerto Rico Housing Finance Authority Subordinated Capital Fund Modernization	5.125		12-01-27	1,000,000	$1,051,970
Puerto Rico Public Buildings Authority Government Facilities, Series P (D)	6.750		07-01-36	3,000,000	1,875,060
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A (0.000% steps up to 6.750% on 8-1-16)	3.600 (Z	)	08-01-32	3,400,000	1,320,900
Puerto Rico Sales Tax Financing Corp. Series A	5.375		08-01-39	2,750,000	1,051,903
Puerto Rico Sales Tax Financing Corp., Series C	5.375		08-01-38	2,500,000	956,325
Puerto Rico Sales Tax Financing Corp., Series C	5.000		08-01-35	1,000,000	377,550
Rhode Island 0.4%					2,286,151
Tobacco Settlement Financing Corp. Series B	4.500		06-01-45	2,320,000	2,286,151
South Carolina 1.4%					8,396,096
South Carolina State Public Service Authority Prerefunded, Series A	5.500		01-01-38	475,000	544,559
South Carolina State Public Service Authority Santee Cooper, Series E	5.000		01-01-40	1,500,000	1,671,990
South Carolina State Public Service Authority Unrefunded, Series A	5.500		01-01-38	5,525,000	6,179,547
Texas 11.3%					65,534,764
Central Texas Turnpike System Series C	5.000		08-15-42	2,000,000	2,147,700
City of Austin Electric Utility Revenue (D)	5.000		11-15-37	5,000,000	5,520,650
City of Dallas Waterworks & Sewer System	5.000		10-01-35	5,000,000	5,697,450
City of Dallas Waterworks & Sewer System	5.000		10-01-36	5,000,000	5,715,200
City of San Antonio Electric & Gas, Series A	5.000		02-01-34	4,330,000	4,763,130
City Public Service Board of San Antonio Junior Lien	5.000		02-01-48	5,000,000	5,435,000
Dallas/Fort Worth International Airport Series D-AMT	5.000		11-01-38	2,500,000	2,662,000
Dallas/Fort Worth International Airport, Series D	5.250		11-01-32	5,000,000	5,746,800
Grand Parkway Transportation Corp., Series B	5.000		04-01-53	4,000,000	4,345,480
Houston Independent School District Public Financing Corp. Cesar Chavez Project, Series A (D)	0.570 (Z	)	09-15-16	570,000	566,580
Lower Colorado River Authority Electric, Power & Light Revenues	5.000		05-15-40	5,000,000	5,456,800
Lower Colorado River Authority Prerefunded to 5-15-19	5.625		05-15-39	195,000	226,108
Lower Colorado River Authority Transmission Services Corp., Series A	5.000		05-15-41	2,500,000	2,732,850
Lower Colorado River Authority Unrefunded to 5-15-19	5.625		05-15-39	3,805,000	4,268,601
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000		01-01-38	3,250,000	3,669,315
Texas Municipal Power Agency Revenue	5.000		09-01-40	6,000,000	6,581,100
Virgin Islands 0.5%					2,781,410
Virgin Islands Public Finance Authority, Series A	6.750		10-01-37	2,000,000	2,253,120
Virgin Islands Public Finance Authority, Series A-1	5.000		10-01-39	500,000	528,290

SEE NOTES TO FUND'S INVESTMENTS9

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Virginia 0.2%					$1,072,830
Alexandria Industrial Development Authority Goodwin House	5.000		10-01-45	1,000,000	1,072,830
Washington 0.4%					2,095,187
Energy Northwest Series A	5.000		07-01-40	450,000	509,657
Washington Public Power Supply Systems Electric, Power & Light Revenues, Series B	7.125		07-01-16	1,500,000	1,585,530
Wisconsin 0.2%					1,055,090
Public Finance Authority Rose Villa Project, Series A	5.750		11-15-44	1,000,000	1,055,090
Wyoming 0.6%					3,409,470
Campbell County Solid Waste Facilities Revenue Basin Electric Power Company, Series A	5.750		07-15-39	3,000,000	3,409,470
				Par value	Value
Short-term investments 3.0%					$17,053,000
(Cost $17,053,000)
Repurchase agreement 3.0%					17,053,000
Barclays Tri-Party Repurchase Agreement dated 8-31-15 at 0.110% to be repurchased at $17,053,052 on 9-1-15, collateralized by $16,998,600 U.S. Treasury Notes, 2.125% due 6-30-21 (valued at $17,394,126 including interest)				17,053,000	17,053,000
Total investments (Cost $520,346,695)† 99.4%					$573,288,123
Other assets and liabilities, net 0.6%					$3,719,536
Total net assets 100.0%					$577,007,659

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $517,019,287. Net unrealized appreciation aggregated $56,268,836, of which $62,238,151 related to appreciated investment securities and $5,969,315 related to depreciated investment securities.

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	4.1
National Public Finance Guarantee Corp.	3.1
Ambac Financial Group, Inc.	2.9
Assured Guaranty Corp.	2.2
Financial Guaranty Insurance Company	0.8
Commonwealth Gtd.	0.3
CIFG Holdings, Ltd.	0.2
ACA Financial Guaranty Corp.	0.2
XL Capital Assurance, Inc.	0.2
Total	14.0

10SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

The fund had the following sector composition as a percentage of net assets on 8-31-15:

General obligation bonds	6.4%
Revenue bonds
Transportation	20.0%
Utilities	15.3%
Other revenue	14.5%
Water and sewer	7.5%
Education	7.4%
Airport	6.6%
Health care	5.8%
Development	5.5%
Tobacco	2.7%
Facilities	2.1%
Pollution	2.0%
Housing	0.6%
Short-term investments and other	3.6%
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2015, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	52Q1	08/15
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.		10/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:

/s/ Andrew Arnott

________________________

Andrew Arnott

President

Date:    October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

________________________

Andrew Arnott

President

Date:   October 23, 2015

By:

/s/ Charles A. Rizzo

________________________

Charles A. Rizzo

Chief Financial Officer

Date:    October 23, 2015